SCHEDULE OF COMPANY’S REPORTABLE SEGMENT (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Sales	$ 14,132,400	$ 8,329,800	$ 28,006,600	$ 18,270,800	$ 50,397,000	$ 30,953,500
Cost of Revenue	10,805,100	7,436,000	24,072,100	17,264,200	48,393,800	27,645,100
Gross Profit	3,327,300	893,800	3,934,500	1,006,600	$ 2,003,200	$ 3,308,400
Homes [Member]
Segment Reporting Information [Line Items]
Sales	3,474,200	8,329,800	10,348,400	18,270,800
Cost of Revenue	2,681,500	7,436,000	8,742,800	17,264,200
Gross Profit	792,700	893,800	1,605,600	1,006,600
Completed Lots [Member]
Segment Reporting Information [Line Items]
Sales			7,000,000
Cost of Revenue			7,046,400
Gross Profit			(46,400)
Entitled Land [Member]
Segment Reporting Information [Line Items]
Sales	9,310,000		9,310,000
Cost of Revenue	6,934,900		7,094,200
Gross Profit	2,375,100		2,215,800
Fee Build [Member]
Segment Reporting Information [Line Items]
Sales	1,348,200		1,348,200
Cost of Revenue	1,188,700		1,188,700
Gross Profit	$ 159,500		$ 159,500